Fair Value of Financial Instruments	12 Months Ended
Dec. 30, 2016
Fair Value of Financial Instruments
Fair Value of Financial Instruments

(9) Fair Value of Financial Instruments

Cash and cash equivalents, client accounts receivable, unbilled revenue, accounts payable and accrued subcontractor costs and billings in excess of revenue are carried at cost, which approximates fair value due to their short maturities.  Fair value of long‑term debt, including the current portion, is estimated based on Level 2 inputs, except the amount outstanding on the revolving credit facility for which the carrying value approximates fair value.  Fair value is determined by discounting future cash flows using interest rates available for issues with similar terms and average maturities.  The estimated fair values of our financial instruments where carrying values do not approximate fair value are as follows for the years ended December 30, 2016 and December 25, 2015:

	2016		2015
($ in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Equipment financing	$8,152	$7,662	$8,594	$8,056
Note payable by consolidated joint venture	$2,483	$2,284	$—	$—

We primarily enter into derivative financial instruments to mitigate exposures to changing foreign currency exchange rates.  These currency derivative instruments are carried on the balance sheet at fair value and are typically based upon Level 2 inputs including third party quotes. At December 30, 2016 and December 25, 2015, we had forward foreign exchange contracts on world currencies with varying durations, none of which extend beyond one year.  We had $1.2 million of derivative liabilities for the year ended December 30, 2016 and an insignificant amount of derivative assets as of December 25, 2015.

The unrealized and realized gains and losses due to changes in derivative fair values included in selling, general and administrative expense are as follows:

	For The Years Ended
	December 30,	December 25,	December 31,
(in thousands)	2016	2015	2014
Unrealized loss (gain) from changes in derivative fair values	$1,062	$129	$(142)
Realized loss (gain) from changes in derivative fair values	$6,000	$8,009	$(2,740)